Loans:	12 Months Ended
Dec. 31, 2011
Loans: [Abstract]
LOANS:

N O T E   C  -  L O A N S :

The composition of the loan portfolio was as follows (in thousands):

	$000,000	$000,000	$000,000
December 31,	2011	2010	2009

Gaming	$57,219	$44,343	$69,938
Residential and land development	29,026	30,064	35,329
Real estate, construction	61,042	60,983	59,132
Real estate, mortgage	238,411	222,577	241,601
Commercial and industrial	33,950	36,464	40,114
Other	12,759	15,468	18,862

Totals	$432,407	$409,899	$464,976

In the ordinary course of business, the Company’s bank subsidiary extends loans to certain officers and directors and their personal business interests at, in the opinion of Management, the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans of similar credit risk with persons not related to the Company or its subsidiaries. These loans do not involve more than normal risk of collectability and do not include other unfavorable features.

An analysis of the activity with respect to such loans to related parties is as follows (in thousands):

	$000,000	$000,000	$000,000
Years Ended December 31,	2011	2010	2009

Balance, January 1	$5,836	$5,815	$6,807
January 1 balance, loans of officers and directors appointed during the year	123
New loans and advances	2,427	2,365	978
Repayments	(2,428)	(2,344)	(1,970)

Balance, December 31	$5,958	$5,836	$5,815

As part of its evaluation of the quality of the loan portfolio, Management monitors the Company’s credit concentrations on a monthly basis. Total outstanding concentrations were as follows (in thousands):

	$000,000	$000,000	$000,000
December 31,	2011	2010	2009

Gaming	$57,219	$44,343	$69,938
Hotel/motel	46,956	47,908	47,714
Out of area	26,171	42,790	46,697

The age analysis of the loan portfolio, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, was as follows (in thousands):

											Loans Past Due
	Number of Days Past Due										Greater Than 90 Days and Still

	30-59		60-89		Greater Than 90		Total Past Due		Current	Total Loans	Accruing

December 31, 2011:
Gaming	$		$		$		$		$57,219	$57,219	$
Residential and land development						24,161		24,161	4,865	29,026
Real estate, construction		2,084		1,395		6,364		9,843	51,199	61,042		376
Real estate, mortgage		13,569		2,341		12,963		28,873	209,538	238,411		1,314
Commercial and industrial		1,536		166		388		2,090	31,860	33,950		142
Other		184		23		131		338	12,421	12,759

Total		$17,373		$3,925		$44,007		$65,305	$367,102	$432,407		$1,832

December 31, 2010:
Gaming	$		$			$2,808		$2,808	$41,535	$44,343	$
Residential and land development		2,282				2,317		4,599	25,465	30,064
Real estate, construction		8,042		4,433		10,431		22,906	38,077	60,983		1,991
Real estate, mortgage		18,480		4,640		5,140		28,260	194,317	222,577		955
Commercial and industrial		1,558		98		41		1,697	34,767	36,464		14
Other		274		34		1		309	15,159	15,468		1

Total		$30,636		$9,205		$20,738		$60,579	$349,320	$409,899		$2,961

December 31, 2009:
Gaming	$		$		$		$		$69,938	$69,938	$
Residential and land development		17,171				5,986		23,157	12,172	35,329
Real estate, construction		2,004		102		130		2,236	56,896	59,132
Real estate, mortgage		15,090		2,611		9,325		27,026	214,575	241,601		3,560
Commercial and industrial		231		27		610		868	39,246	40,114		610
Other		184		55		48		287	18,575	18,862		48

Total		$34,680		$2,795		$16,099		$53,574	$411,402	$464,976		$4,218

The Company monitors the credit quality of its loan portfolio through the use of a loan grading system. A score of 1 – 5 is assigned to the loan based on factors including repayment ability, trends in net worth and/or financial condition of the borrower and guarantors, employment stability, management ability, loan to value fluctuations, the type and structure of the loan, conformity of the loan to bank policy and payment performance. Based on the total score, a loan grade of A – F is applied. A grade of A will generally be applied to loans for customers that are well known to the Company and that have excellent sources of repayment. A grade of B will generally be applied to loans for customers that have excellent sources of repayment which have no identifiable risk of collection. A grade of C will generally be applied to loans for customers that have adequate sources of repayment which have little identifiable risk of collection. Loans with a grade of C may be placed on the watch list if weaknesses are not resolved which could result in potential loss or for other circumstances that require monitoring. A grade of D will generally be applied to loans for customers that are inadequately protected by current sound net worth, paying capacity of the borrower, or pledged collateral. Loans with a grade of D have unsatisfactory characteristics such as cash flow deficiencies, bankruptcy filing by the borrower or dependence on the sale of collateral for the primary source of repayment, causing more than acceptable levels of risk. Loans 60 to 89 days past due receive a grade of D. A grade of E will generally be applied to loans for customers with weaknesses inherent in the D classification and in which collection or liquidation in full is questionable. All loans 90 days or more past due are rated E. A grade of F is applied to loans which are considered uncollectible and of such little value that their continuance in an active bank is not warranted. Loans with this grade are charged off, even though partial or full recovery may be possible in the future. All loans 180 days or more past due are rated F and charged off unless the Bank is in the process of collection.

An analysis of the loan portfolio by loan grade, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, is as follows (in thousands):

	0000		0000	0000	0000		0000	0000
	Loans With A Grade Of:

December 31, 2011:	A or B	C		D	E	F		Total

Gaming	$41,817	$		$	$15,402	$		$57,219
Residential and land development	4,865			51	24,110			29,026
Real estate, construction	50,798		357	3,695	6,192			61,042
Real estate, mortgage	197,509		2,862	25,870	12,170			238,411
Commercial and industrial	23,972		6,551	3,077	350			33,950
Other	12,268		40	384	67			12,759

Total	$331,229		$9,810	$33,077	$58,291	$		$432,407

	Loans With A Grade Of:

December 31, 2010:	A or B	C		D	E	F		Total

Gaming	$27,397	$		$6,413	$10,533	$		$44,343
Residential and land development	25,666		864	3,102	432			30,064
Real estate, construction	52,417		315	7,716	535			60,983
Real estate, mortgage	184,963		8,248	25,669	3,697			222,577
Commercial and industrial	33,703		289	2,323	149			36,464
Other	15,232		40	196				15,468

Total	$339,378		$9,756	$45,419	$15,346	$		$409,899

	Loans With A Grade Of:

December 31, 2009:	A or B	C		D	E	F		Total

Gaming	$53,797	$		$6,298	$9,843	$		$69,938
Residential and land development	27,622			1,721	5,986			35,329
Real estate, construction	53,875		732	3,515	1,010			59,132
Real estate, mortgage	196,408		12,693	26,243	6,257			241,601
Commercial and industrial	36,804		414	2,896				40,114
Other	18,575		56	174	26		31	18,862

Total	$387,081		$13,895	$40,847	$23,122		$31	$464,976

Total loans on nonaccrual as of December 31, 2011, 2010 and 2009, respectively, was as follows (in thousands):

	000000000000	000000000000	000000000000
December 31,	2011	2010	2009

Gaming	$15,402	$10,222	$9,843
Residential and land development	24,110	632	5,386
Real estate, construction	6,042	387	1,010
Real estate, mortgage	11,662	3,268	5,764
Commercial and Industrial	246	27
Other	131	1	2

Total	$57,593	$14,537	$22,005

During 2011 and 2010, the Company modified certain loans by granting interest rate concessions to these customers. These loans are classified as troubled debt restructurings. These loans are all in compliance with their modified terms and are currently accruing. Troubled debt restructurings as of December 31, 2011 and 2010 were as follows (in thousands except for number of contracts):

	Numbers of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Related Allowance

December 31, 2011:
Real estate, construction	3	$1,075	$1,075	$112
Real estate, mortgage	5	9,916	9,916	809
Commercial and industrial	1	706	706

Total	9	$11,697	$11,697	$921

December 31, 2010:
Real estate, construction	1	$186	$186	$116
Real estate, mortgage	1	516	516	110

Total	2	$702	$702	$226

Impaired loans, segregated by class of loans, as of December 31, 2011, 2010 and 2009, respectively, were as follows (in thousands):

	000000000000000000	000000000000000000	000000000000000000	000000000000000000
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Investment

December 31, 2011:
With no related allowance recorded:
Gaming	$15,402	$15,402	$	$12,488
Residential and land development	24,941	21,746		7,382
Real estate, construction	4,743	4,711		297
Real estate, mortgage	9,965	9,957		1,111
Commercial and industrial	864	864		413
Other	5	5

	55,920	52,685		21,691
With an allowance recorded:
Residential and land development	2,364	2,364	900
Real estate, construction	2,406	2,406	720	185
Real estate, mortgage	12,552	11,621	1,314	5,971
Commercial and industrial	88	88	77
Other	126	126	17	31

	17,536	16,605	3,028	6,187
Total by class of loans:
Gaming	15,402	15,402		12,488
Residential and land development	27,305	24,110	900	7,382
Real estate, construction	7,149	7,117	720	482
Real estate, mortgage	22,517	21,578	1,314	7,082
Commercial and industrial	952	952	77	413
Other	131	131	17	31

Total	$73,456	$69,290	$ 3,028	$27,878

December 31, 2010:
With no related allowance recorded:
Real estate, mortgage	$1,891	$1,843	$	$1,116

	1,891	1,843		1,116
With an allowance recorded:
Gaming	10,533	10,222	107	9,363
Residential and land development	4,313	632	8	2,693

Real estate, construction	573	573	179	199

Real estate, mortgage	2,871	1,941	649	1,251
Commercial and industrial	27	27	1	8
Other	1	1	1	1

	18,318	13,396	945	13,515
Total by class of loans:
Gaming	10,533	10,222	107	9,363
Residential and land development	4,313	632	8	2,693
Real estate, construction	573	573	179	199
Real estate, mortgage	4,762	3,784	649	2,367
Commercial and industrial	27	27	1	8
Other	1	1	1	1

Total	$20,209	$15,239	$945	$14,631

December 31, 2009:
With an allowance recorded:
Gaming	$9,843	$9,843	$98	$9,512
Residential and land development	11,085	5,386	844	8,976
Real estate, construction	1,010	1,010	10	1,010
Real estate, mortgage	6,262	5,764	942	6,052
Other	2	2	1	2

Total	$28,202	$22,005	$ 1,895	$25,552

No material interest income was recognized on impaired loans for the years ended December 31, 2011, 2010 and 2009, respectively.

Transactions in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009, respectively, and the balances of loans individually and collectively evaluated for impairment at December 31, 2011, 2010 and 2009, respectively, were as follows (in thousands):

	Gaming		Residential and Land Development		Real Estate, Construction	Real Estate, Mortgage	Commercial and Industrial	Other	Total

December 31, 2011:
Allowance for Loan Losses:
Beginning Balance		$465		$1,070	$1,020	$3,413	$480	$202	$6,650
Charge-offs					(276)	(1,126)	(95)	(175)	(1,672)
Recoveries		35			32	48	24	84	223
Provision		(43)		11	161	2,465	148	193	2,935

Ending Balance		$457		$1,081	$937	$4,800	$557	$304	$8,136

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$			$900	$853	$1,953	$349	$57	$4,112

Ending balance: collectively evaluated for impairment		$457		$181	$84	$2,847	$208	$247	$4,024

Total Loans:
Ending balance: individually evaluated for impairment		$15,677		$24,110	$9,660	$37,988	$9,493	$3,013	$99,941

Ending balance: collectively evaluated for impairment		$41,542		$4,916	$51,382	$200,423	$24,457	$9,746	$332,466

December 31, 2010:
Allowance for Loan Losses:
Beginning Balance		$699		$1,198	$1,019	$3,549	$1,245	$118	$7,828
Charge-offs		(311)		(4,040)	(744)	(2,622)	(348)	(226)	(8,291)
Recoveries					61	84	14	109	268
Provision		77		3,912	684	2,402	(431)	201	6,845

Ending Balance		$465		$1,070	$1,020	$3,413	$480	$202	$6,650

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$		$		$301	$1,332	$201	$9	$1,843

Ending balance: collectively evaluated for impairment		$465		$1,070	$719	$2,081	$279	$193	$4,807

Total Loans:
Ending balance: individually evaluated for impairment		$10,222		$632	$1,140	$7,337	$404	$12	$19,747

Ending balance: collectively evaluated for impairment		$34,121		$29,432	$59,843	$215,240	$36,060	$15,456	$390,152

December 31, 2009:
Allowance for Loan Losses:
Beginning Balance		$711		$2,763	$2,438	$3,385	$1,479	$338	$11,114
Charge-offs				(6,578)	(417)	(1,576)	(104)	(405)	(9,080)
Recoveries						77	85	407	569
Provision		(12)		5,013	(1,002)	1,663	(215)	(222)	5,225

Ending Balance		$699		$1,198	$1,019	$3,549	$1,245	$118	$7,828

Allowance for Loan Losses:
Ending balance: individually evaluated for impairment	$			$809	$500	$1,919	$1,015	$28	$4,271

Ending balance: collectively evaluated for impairment		$699		$389	$519	$1,630	$230	$90	$3,557

Total Loans:
Ending balance: individually evaluated for impairment		$9,843		$5,386	$3,338	$10,732	$1,128	$55	$30,482

Ending balance: collectively evaluated for impairment		$60,095		$29,943	$55,794	$230,869	$38,986	$18,807	$434,494